Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents		$ 49,702	$ 15,216
Prepaid expenses and other current assets		3,194	1,362
Total current assets		52,896	16,578
Property and equipment, net		91	34
Operating lease right-of-use assets		166	92
Other assets		903	0
Total assets		54,056	16,704
Current liabilities:
Accounts payable		516	347
Accrued expenses		3,418	1,984
Warrant Liability		0	433
Term loans, net		0	5,907
Lease liabilities, current portion		44	108
Total current liabilities		3,978	8,779
Earn-out liability		12,130	0
Non-current term loans, net		18,760	6,946
Accrued final payment on term loans		1,100	0
Non-current warrant liability		678	0
Non-current lease liabilities		126	0
Total liabilities		36,772	15,725
Commitments and Contingencies
Stockholders' deficit:
Preferred stock		0	0
Common stock		4	0
Additional paid-in capital		138,181	4,454
Accumulated deficit		(120,901)	(136,699)
Total stockholders' equity (deficit)	[1]	17,284	(132,245)
Total liabilities, convertible preferred stock, and stockholders' equity (deficit)		54,056	16,704
Series A Convertible Preferred Stock [Member]
Current liabilities:
Convertible preferred stock		0	46,567
Series B Convertible Preferred Stock [Member]
Current liabilities:
Convertible preferred stock		0	51,084
Series C Convertible Preferred Stock [Member]
Current liabilities:
Convertible preferred stock		$ 0	$ 35,573

[1]	Historical shares and capital amounts have been retroactively restated for the reverse recapitalization as described in Note 1.